Class A, C, R and Y | Invesco Oppenheimer Government Cash Reserves Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek income consistent with stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, R and Y - Invesco Oppenheimer Government Cash Reserves Fund	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, R and Y - Invesco Oppenheimer Government Cash Reserves Fund		Class A	Class C	Class R	Class Y
Management Fees		0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.20%	0.75%	0.50%	none
Other Expenses	[1]	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		0.91%	1.46%	1.21%	0.71%
Fee Waiver and/or Expense Reimbursement	[2]	0.30%	0.85%	0.60%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.61%	0.61%	0.61%	0.61%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the statement of additional information (SAI)) of Class A, Class C, Class R and Class Y shares to 0.89%, 1.44%, 1.19% and 0.64%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. Invesco has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Management Fees” to an annual rate of 0.40% for each class of shares, as calculated on the daily net assets of the Fund through at least May 28, 2021. Invesco Distributors, Inc. (the Distributor) has contractually agreed to waive the fees payable under the Distribution and/or Service Plans for each class of shares so that those fees are limited to 0.00% of the average annual net assets for each class of shares of the Fund through at least May 28, 2021. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, C, R and Y - Invesco Oppenheimer Government Cash Reserves Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	62	229	444	1,063
Class C	162	289	631	1,595
Class R	62	262	546	1,356
Class Y	62	206	375	863

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, C, R and Y - Invesco Oppenheimer Government Cash Reserves Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	62	229	444	1,063
Class C	62	289	631	1,595
Class R	62	262	546	1,356
Class Y	62	206	375	863

Principal Investment Strategies of the Fund
The Fund is a money market fund that intends to qualify as a “government money market fund,” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The securities in which the Fund invests may have fixed, floating or variable interest rates. The Fund may also invest in affiliated and unaffiliated government money market funds. Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate if the Fund’s weekly liquid assets fall below 30% of its total assets. While the Fund’s Board may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings, if any, for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The 80% investment policy is a non-fundamental investment policy and will not be changed without 60 days’ advance notice to shareholders.
Principal Risks of Investing in the Fund
All investments carry risks to some degree. The Fund’s investments are subject to changes in their value from a number of factors. However, the Fund’s investments must meet the special rules under federal law for money market funds. Those requirements relate to high credit quality, a short average maturity and diversification of the Fund’s investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund’s portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund’s yield will likely be lower than the yield on longer-term fixed-income funds.

Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund’s shares could fall below $1.00 per share.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Risks of Repurchase Agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. If the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund’s ability to liquidate the collateral may be delayed or limited.

Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell securities at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the securities’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders, (including requests from shareholders who may own a significant percentage of the Fund’s shares) which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield. The rate of the Fund’s income will vary from day to day, generally reflecting changes in short-term interest rates and in the fixed-income securities market. There is no assurance that the Fund will achieve its investment objective.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Additionally, there can be no assurance that the Fund’s affiliates will purchase assets from the Fund that become distressed (if any), make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. The failure of any money market fund to maintain a stable net asset value, could place increased redemption pressure on other money market funds, including the Fund.

Regulatory Risk. Changes to the monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Fund’s operations, universe of potential investment options, and return potential.

Cash Risk. As a government money market fund, the Fund will likely hold some of its assets in cash, which may negatively affect the Fund’s performance. Maintaining cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Risk of Investing in Floating and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Large Shareholder Transactions Risk. Large transactions by shareholders can impact the Fund’s expense ratio, yield and potentially its net asset value. A large redemption of Fund shares by a large shareholder may have a negative effect on the Fund’s net asset value and yield, as the Fund may be forced to sell a large portion of its portfolio holdings at an inopportune time. A large redemption of Fund shares may also result in an increase in the Fund’s expense ratio, since a large redemption may result in the Fund’s current expenses being allocated over a smaller asset base. In order to be able to meet reasonably foreseeable requests for redemptions of Fund shares, the Fund may be required to consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. This may require the Fund to maintain sufficiently liquid assets in lower-yielding securities that are easier to sell, which may have a negative impact on the Fund’s yield. Similarly, a large purchase of Fund shares by a large shareholder may have a negative effect on the Fund’s yield, as the Fund may be unable to deploy a larger cash position into new investments as quickly as it could with a smaller cash position. Large transactions may also increase transaction costs.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Government Cash Reserves Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C and Class R shares of the predecessor fund. Class A, Class C and Class R shares of the predecessor fund were reorganized into Class A, Class C and Class R shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C and Class R shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses.

Class Y shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares. Although the Class Y shares are invested in the same portfolio of securities, Class Y shares’ returns of the Fund will be different from Class A returns of the Fund and predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Class A shares year-to-date (ended March 31, 2019): 0.47% Best Quarter (ended December 31, 2018): 0.42% Worst Quarter (ended December 31, 2016): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Class A, C, R and Y - Invesco Oppenheimer Government Cash Reserves Fund		1 Year	5 Years	10 Years	Inception Date
Class A shares:		1.27%	0.32%	0.18%	Jan. 03, 1989
Class A shares: | Return After Taxes on Distributions		0.75%	0.19%	0.11%	Jan. 03, 1989
Class A shares: | Return After Taxes on Distributions and Sale of Fund Shares		0.75%	0.19%	0.10%	Jan. 03, 1989
Class C shares:		0.28%	0.32%	0.17%	Dec. 01, 1993
Class R shares:		1.28%	0.32%	0.17%	Mar. 01, 2001
Class Y shares:	[1]	1.27%	0.32%	0.18%	May 24, 2019
[1]	Class Y shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is January 3, 1989.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.